LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10. LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Equity securities without readily determinable fair value
Sifive, Inc. (“Sifive”) (a)	21,759	95,613
AliveCor, Inc., (“Alivecor”) (b)	14,988	24,582
Promaxo, Inc.(“Promaxo”) (c)	25,490	27,589
Other equity securities without readily determinable fair value (d)	81,775	91,141
Equity securities with readily determinable fair value
Hyperfine Inc. (e)	31,669	4,413
Equity method investments:
Jiangsu Yitong High-Tech Co, Ltd(“Jiangsu Yitong”) (f)	960,832	968,242
Hefei Huaying Xingzhi Fund Partnership (limited partnership) (“Huaying Fund I”) (g)	61,014	60,262
Anhui Huaying Zhihui Wulian Fund Parnership(limited partnership)(“Huaying Fund II”) (h)	200,067	212,803
Other equity method investments (i)	46,548	53,164
Available-for-sale investments
Yunding (j)	50,431	74,912
Other available-for-sale investments (k)	58,018	73,907
Total	1,552,591	1,686,628
(a)

In 2018, the Group invested RMB12,332 to acquire 1.01% equity interests in Sifive. Sifive is a private company engaging in the business of semiconductor. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Sifive was accounted for as equity securities without readily determinable fair value. The Group recognized RMB3,304, nil and RMB66,322 gain from the fair value change of this investment during the years ended December 31, 2020, 2021 and 2022, respectively.

10. LONG-TERM INVESTMENTS - CONTINUED

(b)

In 2019, the Group invested USD1,000 in a convertible bond issued by Alivecor with 3% interest rate. In February 2020, the Group converted the bond to 0.56% equity interest and the equity interest is not considered in-substance common shares due to substantial liquidation rights owned by the Group. Accordingly, the investment in Alivecor was accounted for equity securities without readily determinable fair value. The Group recognized RMB7,728, nil and RMB8,620 gain from the fair value change of this investment during the years ended December 31, 2020, 2021 and 2022, respectively.

(c)

In 2020, the Group invested USD4,000 to acquire 4.05% equity interests in Promaxo. Promaxo is a private company engaging in the business of Magnetic Resonance (“MR”) technology. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Promaxo was accounted for as equity securities without readily determinable fair value. For the year ended December 31, 2020, 2021 and 2022, no fair value change was observed and recognized.

(d)

These other investments represent certain insignificant investments in the third-party private companies, which the Group has no significant influence over the investees and accounted for these investments using the measurement alternative method.

(e)

In December 2021, Hyperfine was successfully listed in the US capital market through a special purpose acquisition and the investment in Hyperfine was converted from equity securities without readily determinable fair value to equity securities with readily determinable fair value. The Group recorded RMB194 and RMB28,466 realized loss from the fair value change of this investment during the years ended December 31, 2021 and 2022, respectively.

(f)

In February 2021, the Group acquired 29.99% equity interest of Jiangsu Yitong, a company listed on the Shenzhen stock exchange, for a total cash consideration of RMB959.68 million. The purpose of the investment is to expand the healthcare ecosystem in the domestic market. The investment of Jiangsu Yitong is accounted for using the equity method as the Group can exercise significant influence through its board representation without obtaining control. During 2022, the Group further acquired 0.01% equity interest of Jiangsu Yitong. The Group recorded RMB1,152 and RMB7,580 income from this equity method investment during the year ended December 31, 2021 and 2022, respectively.

The total consideration of the investment in Jiangsu Yitong was RMB960,832 and the proportion of Jiangsu Yitong’s net assets that owned by the Group was RMB137,302 as of December 31, 2021. The difference between the total consideration and the proportion of net assets was RMB823,530, which has been allocated into goodwill, intangible assets and others assets with the amount of RMB636,672, RMB173,524 and RMB13,334, respectively.

As of December 31, 2022, the carrying value of the investment in Jiangsu Yitong is RMB968,242 and the difference with the proportionate share of Jiangsu Yitong’s net assets was RMB813,101, which allocated into goodwill, intangible assets and others assets with the amount of RMB636,672, RMB172,940 and RMB3,489, respectively.

The intangible assets are trademark with indefinite life and patents with definite life, which are amortized on a straight-line basis over the estimated useful life of 3 to 7 years.

(g)

In 2016, the Group invested RMB50,000 to acquire a 49.5% equity interests in a limited partnership, Huaying Fund I, which is a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment under the equity method because the investments are common stock and the Group has significant influence through its board seat but does not control Huaying Fund I. The Group recorded RMB(2,452), RMB7,910 and RMB(752) of (loss)/income from equity method investment during the years ended December 31, 2020, 2021 and 2022, respectively.

10. LONG-TERM INVESTMENTS – CONTINUED

(h)

In 2019, the Group invested RMB102,000 to acquire a 34% equity interests in a limited partnership, Huaying Fund II, a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment using the equity method as the Group has significant influence through its board seat but does not control Huaying Fund II. In March 2021, the Group paid the second installment of cash consideration in Huaying Fund II for an amount of RMB68 million. The Group recorded RMB5,297, RMB24,434 and RMB12,737 of income from equity method investment during the years ended December 31, 2020, 2021 and 2022, respectively.

(i)

The other equity method investments represent several insignificant investments classified as equity method investments as the Group has the ability to exercise significant influence but does not have control over the investees.

(j)

In 2020, the Group invested RMB22,000 in a convertible bond issued by Yunding with interest rates ranging from 4.35% to 8.7%. The Group also has some equity interests in Yuding and accounted them as available for sale investment due to the redemption feature included in the investment as of December 31, 2021 and 2022. During 2021, the Group disposed 5% equity interests in Yunding and recognized a realized gain with amount of RMB13,507 from the disposal. The Group also recorded an unrealized gain of nil, RMB903 and RMB20,943 in other comprehensive income/(loss) for the years ended December 31, 2020, 2021 and 2022, respectively.

(k)

Available-for-sale investments represent investments in debt securities and measured at fair value. Those investments mainly include investments in convertible bonds as well as investment with redemption features considered debt instruments.

The Group summarizes the condensed financial information of the Group’s equity investments using equity method as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue	28,087	330,685	412,975
Gross profit	15,114	198,495	147,434
Income from operations	3,011	140,006	68,663
Net income	3,042	137,681	66,039
Net income attributable to ordinary shareholders	3,042	137,681	66,039

	As of December 31,
	2021	2022
	RMB	RMB
Current assets	941,812	825,465
Non-current assets	780,128	913,919
Current liabilities	122,430	88,454
Non-current liabilities	36,807	1,386